Long- term investments - Equity investments without readily determinable fair values (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 27, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Equity Securities without Readily Determinable Fair Value [Line Items]
Long-term Investments, Total		¥ 8,949	¥ 5,357	$ 841
Shanghai Three Drivers Culture Media Co Limited
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity Method Investments		2,849	5,357
Shenzhen Cheyou alliance Automobile Service Co., Ltd ("Cheyou Union")
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity Method Investments			¥ 700
Equity Securities Without Readily Determinable Amount, Additions		700
Fat Magpie (Beijing) technology Co., Ltd. ("Fat Magpie")
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity Securities Without Readily Determinable Amount, Additions		¥ 5,400
Equity Securities Without Readily Determinable Amount, Disposals	¥ 5,400